Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
Assets and Liabilities Measured at Fair Value on a Recurring Basis

Investments in equity securities that were measured at fair value on a recurring basis consisted of marketable securities which the Company divested of in the first quarter of 2020. See Note 3, "Divestitures," for further information.

Fair Value Disclosures

The fair value of cash, restricted cash, accounts receivable, accounts payable and accrued liabilities, to the extent the underlying liability will be settled in cash, approximates the carrying values because of the short-term nature of these instruments.

The Company’s cash equivalents and restricted cash equivalents primarily consist of investments in money market funds and bank money market and interest-bearing accounts. The Company determines the fair value of cash equivalents and restricted cash equivalents using a market approach based on quoted prices in active markets (i.e., Level 1 inputs).

The following table summarizes the ending balances of the Company's cash equivalents and restricted cash equivalents:

	March 31, 2021				December 31, 2020
(In millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash equivalents	$1,567	$—	$—	$1,567	$723	$—	$—	$723
Debt Obligations

The fair value of debt is estimated based on quoted market rates as well as borrowing rates currently available to the Company for loans with similar terms and average maturities (i.e., Level 2 inputs).

	March 31, 2021		As of December 31, 2020
(In millions)	Nominal Unpaid Principal Balance	Aggregate Fair Value	Nominal Unpaid Principal Balance	Aggregate Fair Value
Non-Vehicle Debt(1)	$5,313	$5,316	$4,747	$3,382
Vehicle Debt	6,340	6,254	6,087	6,021
Total	$11,653	$11,570	$10,834	$9,403

(1)Includes Non-Vehicle Debt included in liabilities subject to compromise in the accompanying unaudited condensed consolidated balance sheets as of March 31, 2021 and December 31, 2020. See Note 6, "Debt."

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

Donlen Assets

At December 31, 2020 as a result of the then impending Donlen Sale, the associated assets and liabilities were classified as assets held for sale and liabilities held for sale, respectively, in the accompanying unaudited condensed consolidated balance sheet as of December 31, 2020 and were recorded at the lower of carrying value or fair value less any costs to sell. The Company completed the Donlen Sale in March 2021. See Note 3, "Divestitures," for additional information.
Fair Value MeasurementsUnder U.S. GAAP, entities are allowed to measure certain financial instruments and other items at fair value. The Company has not elected the fair value measurement option for any of its assets or liabilities that meet the criteria for this option. Irrespective of the fair value option previously described, U.S. GAAP requires certain financial and non-financial assets and liabilities of the Company to be measured on either a recurring basis or on a nonrecurring basis.
Assets and Liabilities Measured at Fair Value on a Recurring Basis

The fair value of cash, restricted cash, accounts receivable, accounts payable and accrued liabilities, to the extent the underlying liability will be settled in cash, approximates the carrying values because of the short-term nature of these instruments. The Company's assessment of goodwill and other intangible assets for impairment includes an assessment using various Level 2 inputs (earnings before interest, taxes, depreciation and amortization ("EBITDA") multiples and royalty rates) and Level 3 inputs (forecasted cash flows and discount rates). See Note 2, "Significant Accounting Policies — Recoverability of Goodwill and Intangible Assets," for more information on the application of the use of fair value methodology in the Company's assessment.

Cash Equivalents, Restricted Cash Equivalents and Investments

The Company’s cash equivalents and restricted cash equivalents primarily consist of investments in money market funds and bank money market and interest-bearing accounts. The Company determines the fair value of cash equivalents using a market approach based on quoted prices in active markets (i.e., Level 1 inputs).

Investments in equity securities that are measured at fair value on a recurring basis consisted of marketable securities which the Company divested of in 2020. See Note 3, "Divestitures," for further information.

The following table summarizes the ending balances of the Company's cash equivalents, restricted cash equivalents and investments:

	December 31, 2020				December 31, 2019
(In millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash equivalents	$723	$—	$—	$723	$531	$—	$—	$531
Marketable securities	—	—	—	—	74	—	—	74

Debt Obligations

The fair value of debt is estimated based on quoted market rates as well as borrowing rates currently available to the Company for loans with similar terms and average maturities (i.e., Level 2 inputs).

	As of December 31, 2020		As of December 31, 2019
(In millions)	Nominal Unpaid Principal Balance	Aggregate Fair Value(1)	Nominal Unpaid Principal Balance	Aggregate Fair Value
Non-Vehicle Debt(2)	$4,747	$3,382	$3,755	$3,840
Vehicle Debt	6,087	6,021	13,415	13,529
Total	$10,834	$9,403	$17,170	$17,369

(1)    The decrease in the aggregate fair value of the Company's debt is due to the impact from COVID-19 and the filing of the Chapter 11 Cases, as disclosed in Note 1, "Background."
(2)    Includes Non-Vehicle Debt included in liabilities subject to compromise in the accompanying consolidated balance sheet as of December 31, 2020. See Note 6, "Debt."

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

Donlen Asset Sale

As a result of the impending sale of the Donlen Assets, the associated assets and liabilities have been classified as assets held for sale and liabilities held for sale, respectively as of December 31, 2020. Additionally, the assets and liabilities classified as held for sale were required to be recorded at the lower of carrying value or fair value less any costs to sell. See Note 3, "Divestitures," for additional information.